Cover Page	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	NEW ATLAS HOLDCO INC.
Entity Central Index Key	0001984060
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	93-2154509
Entity Primary SIC Number	1311
Entity Address, Address Line One	5918 W. Courtyard Drive
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78730
City Area Code	512
Local Phone Number	220-1200
Entity Filer Category	Non-accelerated Filer
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	5918 W. Courtyard Drive
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78730
City Area Code	512
Local Phone Number	220-1200
Contact Personnel Name	John Turner